UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2007

Item 1. Schedule of Investments.
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 91.5%
Capital Markets - 5.2%
Affiliated Managers Group, Inc.*	11,691	$1,505,333
Waddell & Reed Financial, Inc.	56,500	1,469,565

		2,974,898

Chemicals - 1.5%
Airgas, Inc.	18,562	889,120

Commercial Banks - 8.5%
Alabama National Bancorp	16,408	1,014,671
Citizens Republic Bancorp, Inc.	68,196	1,247,987
Glacier Bancorp, Inc.	66,504	1,353,356
Oriental Financial Group, Inc.	118,548	1,293,359

		4,909,373

Commercial Services & Supplies - 8.0%
Brink’s Co.	26,766	1,656,548
Herman Miller, Inc.	49,429	1,561,956
Standard Parking Corp.*	40,200	1,412,226

		4,630,730

Diversified Consumer Services - 7.8%
Corinthian Colleges, Inc.*	147,775	2,407,255
Matthews International Corp.	47,788	2,084,035

		4,491,290

Diversified Telecommunication Services – 3.8%
Iowa Telecommunications Services, Inc.	95,700	2,175,261

Electronic Equipment & Instruments - 5.9%
Anixter International, Inc.*	27,586	2,074,743
Plexus Corp.*	56,813	1,306,131

		3,380,874

Energy Equipment & Services - 2.4%
Universal Compression Holdings, Inc.*	18,869	1,367,436

Food Products - 4.0%
Lance, Inc.	98,800	2,327,728

Gas Utilities - 2.7%
South Jersey Industries, Inc.	43,891	1,552,864

Health Care Providers & Services - 3.3%
Owens & Minor, Inc.	55,172	1,927,710

Hotels, Restaurants & Leisure - 2.5%
Ruby Tuesday, Inc.	53,736	1,414,869

Household Durables - 6.0%
American Greetings Corp.	63,684	1,804,168
Interface, Inc.	87,065	1,642,046

		3,446,214

Insurance - 17.0%
Assured Guaranty Ltd.	79,700	2,355,932
Hilb, Rogal, & Hobbs Co.	34,559	1,481,199
Markel Corp.*	1,948	943,923
RAM Holdings Ltd.*	89,116	1,403,577
Security Capital Assurance Ltd.	53,121	1,639,845
Universal American Financial Corp.*	93,833	1,996,766

		9,821,242

	Shares	Value

Machinery - 2.1%
Commercial Vehicle Group, Inc.*	65,222	1,215,086

Media - 3.4%
Belo Corp.	93,936	1,934,142

Metals & Mining - 3.8%
Compass Minerals International, Inc.	63,786	2,210,823

Software - 1.5%
Jack Henry & Associates, Inc.	34,354	884,615

Trading Companies & Distributors - 2.1%
Houston Wire & Cable Co.*	41,635	1,182,850

Total Equity Securities (Cost $45,370,607)		52,737,125

	Shares

EXCHANGE TRADED FUNDS - 3.8%
iShares Russell 2000 Index Fund	25,945	2,152,397

Total Exchange Traded Funds (Cost $2,044,717)		2,152,397

	Principal
	Amount

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.4%
Federal Home Loan Bank Discount Notes, 7/2/07	$1,400,000	$1,399,813

Total U.S. Government Agencies and Instrumentalities (Cost $1,399,813)		1,399,813

TOTAL INVESTMENTS (Cost $48,815,137) - 97.7%		56,289,335
Other assets and liabilities, net - 2.3%		1,350,526

NET ASSETS - 100%		$57,639,861

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	SHARES	VALUE

EQUITY SECURITIES - 94.9%
Capital Markets - 8.4%
Affiliated Managers Group, Inc.*	12,500	$1,609,500
Eaton Vance Corp.	13,300	587,594
Legg Mason, Inc.	13,500	1,328,130
T. Rowe Price Group, Inc.	18,600	965,154

		4,490,378

Chemicals - 2.6%
Airgas, Inc.	29,000	1,389,100

Commercial Banks - 2.7%
Marshall & Ilsley Corp.	30,200	1,438,426

Commercial Services & Supplies - 11.8%
Brink’s Co.	34,900	2,159,961
Dun & Bradstreet Corp.	12,667	1,304,448
Herman Miller, Inc.	45,200	1,428,320
Pitney Bowes, Inc.	30,300	1,418,646

		6,311,375

Consumer Finance - 2.3%
Student Loan Corp.	6,000	1,223,400

Diversified Consumer Services - 3.7%
Corinthian Colleges, Inc.*	123,700	2,015,073

Diversified Telecommunication Services – 2.9%
Citizens Communications Co.	100,914	1,540,957

Electronic Equipment & Instruments - 3.0%
Anixter International, Inc.*	21,400	1,609,494

Energy Equipment & Services - 2.0%
Universal Compression Holdings, Inc.*	14,900	1,079,803

Food & Staples Retailing - 2.7%
SUPERVALU, Inc.	31,833	1,474,504

Food Products - 5.8%
H.J. Heinz Co.	32,500	1,542,775
JM Smucker Co.	24,500	1,559,670

		3,102,445

Health Care Providers & Services - 1.6%
Lincare Holdings, Inc.*	21,800	868,730

Health Care Technology - 3.8%
IMS Health, Inc.	62,900	2,020,977

Hotels, Restaurants & Leisure - 2.6%
Ruby Tuesday, Inc.	53,200	1,400,756

Household Durables - 2.4%
Black & Decker Corp.	14,400	1,271,664

Insurance - 13.2%
AON Corp.	26,400	1,124,904
Assured Guaranty Ltd.	47,200	1,395,232
Markel Corp.*	3,700	1,792,872
MBIA, Inc.	27,300	1,698,606
Universal American Financial Corp.*	49,800	1,059,744

		7,071,358

	Shares	Value

IT Services - 3.3%
Hewitt Associates, Inc.*	56,100	1,795,200

Machinery - 3.0%
Flowserve Corp.	22,316	1,597,825

Media - 9.8%
Belo Corp.	50,303	1,035,739
Harte-Hanks, Inc.	47,700	1,224,936
Meredith Corp.	23,300	1,435,280
Washington Post Co., Class B	1,988	1,542,867

		5,238,822

Metals & Mining - 2.5%
Compass Minerals International, Inc.	38,300	1,327,478

Software - 2.3%
Jack Henry & Associates, Inc.	48,500	1,248,875

Trading Companies & Distributors - 2.5%
W.W. Grainger, Inc.	14,200	1,321,310

Total Equity Securities (Cost $43,577,356)		50,837,950

EXCHANGE TRADED FUNDS - 2.1%

iShares Russell Midcap Value Index Fund	7,300	1,148,801

Total Exchange Traded Funds (Cost $975,621)		1,148,801

	PRINCIPAL
	AMOUNT

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.4%
Federal Home Loan Bank Discount Notes, 7/2/07	$1,300,000	1,299,827

Total U.S. Government Agencies and Instrumentalities (Cost $1,299,827)		1,299,827

TOTAL INVESTMENTS (Cost $45,852,804) - 99.4%		53,286,578
Other assets and liabilities, net - 0.6%		299,044

NET ASSETS - 100%		$53,585,622

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 98.7%
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	344,500	$18,093,140
FedEx Corp.	141,100	15,657,867

		33,751,007

Automobiles - 1.4%
Harley-Davidson, Inc.	389,800	23,235,978

Biotechnology - 4.5%
Amgen, Inc.*	324,200	17,925,018
Biogen Idec, Inc.*	446,900	23,909,150
Gilead Sciences, Inc.*	850,200	32,962,254

		74,796,422

Capital Markets - 8.0%
A.G. Edwards, Inc.	211,500	17,882,325
Charles Schwab Corp.	1,443,600	29,622,672
Franklin Resources, Inc.	238,200	31,554,354
Goldman Sachs Group, Inc.	141,600	30,691,800
State Street Corp.	334,300	22,866,120

		132,617,271

Commercial Banks - 1.8%
US Bancorp	888,400	29,272,780

Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	387,800	16,873,178

Communications Equipment - 5.5%
Cisco Systems, Inc.*	1,213,100	33,784,835
Nokia Oyj (ADR)	672,400	18,901,164
Research In Motion Ltd.*	100,300	20,058,997
Vimpel-Communications (ADR)	166,200	17,510,832

		90,255,828

Computers & Peripherals - 7.4%
Apple, Inc.*	341,900	41,725,476
EMC Corp.*	1,579,300	28,585,330
Hewlett-Packard Co.	777,800	34,705,436
NCR Corp.*	332,700	17,480,058

		122,496,300

Consumer Finance - 2.2%
Mastercard, Inc.	216,000	35,827,920

Diversified Financial Services - 5.4%
Bank of America Corp.	384,900	18,817,761
Chicago Mercantile Exchange Holdings, Inc.	41,000	21,908,760
JPMorgan Chase & Co.	622,800	30,174,660
Moody’s Corp.	290,800	18,087,760

		88,988,941

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,002,960	41,622,840

Energy Equipment & Services - 3.4%
Grant Prideco, Inc.*	356,100	19,168,863
Smith International, Inc.	278,500	16,331,240
Tidewater, Inc.	297,100	21,058,448

		56,558,551

	Shares	Value

Food & Staples Retailing - 1.8%
Walgreen Co.	672,700	29,289,358

Health Care Equipment & Supplies - 3.7%
Medtronic, Inc.	208,900	10,833,554
St. Jude Medical, Inc.*	374,900	15,554,601
Stryker Corp.	538,900	33,999,201

		60,387,356

Health Care Providers & Services - 2.2%
Cigna Corp.	111,600	5,827,752
Express Scripts, Inc.*	614,800	30,746,148

		36,573,900

Household Durables - 1.7%
Garmin Ltd.	376,300	27,834,911

Insurance - 5.0%
AON Corp.	394,100	16,792,601
Chubb Corp.	194,600	10,535,644
Hartford Financial Services Group, Inc.	236,500	23,297,615
Prudential Financial, Inc.	139,400	13,553,862
The Travelers Co’s, Inc.	217,500	11,636,250
WR Berkley Corp.	232,200	7,555,788

		83,371,760

Internet & Catalog Retail - 1.9%
Amazon.Com, Inc.*	454,800	31,112,868

Internet Software & Services - 1.8%
eBay, Inc.*	931,800	29,985,324

IT Services - 5.4%
Cognizant Technology Solutions Corp.*	269,300	20,221,737
Electronic Data Systems Corp.	487,900	13,529,467
Fiserv, Inc.*	169,200	9,610,560
Infosys Technologies Ltd. (ADR)	465,276	23,440,605
Paychex, Inc.	578,000	22,611,360

		89,413,729

Leisure Equipment & Products - 1.0%
Mattel, Inc.	660,900	16,714,161

Life Sciences — Tools & Services - 0.9%
Waters Corp.*	251,900	14,952,784

Machinery - 0.2%
Danaher Corp.	52,600	3,971,300

Media - 2.2%
EchoStar Communications Corp.*	368,800	15,994,856
Omnicom Group, Inc.	383,000	20,268,360

		36,263,216

Multiline Retail - 4.6%
Kohl’s Corp.*	329,000	23,368,870
Nordstrom, Inc.	404,100	20,657,592
Target Corp.	514,200	32,703,120

		76,729,582

Office Electronics - 0.9%
Xerox Corp.*	847,840	15,668,083

	Shares	Value

Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp.	410,900	14,217,140
EnCana Corp.	297,300	18,269,085

		32,486,225

Personal Products - 0.9%
Estee Lauder Co.’s, Inc.	313,000	14,244,630

Pharmaceuticals - 8.1%
Allergan, Inc.	207,200	11,943,008
Bristol-Myers Squibb Co.	1,100,100	34,719,156
Forest Laboratories, Inc.*	575,900	26,289,835
Johnson & Johnson	371,044	22,863,731
Pfizer, Inc.	895,100	22,887,707
Teva Pharmaceutical Industries Ltd. (ADR)	356,300	14,697,375

		133,400,812

Road & Rail - 0.2%
Canadian National Railway Co.	58,000	2,953,940

Semiconductors & Semiconductor Equipment - 3.4%
Kla-Tencor Corp.	287,600	15,803,620
MEMC Electronic Materials, Inc.*	255,200	15,597,824
Nvidia Corp.*	609,800	25,190,838

		56,592,282

Software - 0.9%
Amdocs Ltd.*	240,597	9,580,573
BMC Software, Inc.*	190,500	5,772,150

		15,352,723

Specialty Retail - 0.9%
Bed Bath & Beyond, Inc.*	388,600	13,985,714

Thrifts & Mortgage Finance - 2.2%
Sovereign Bancorp, Inc.	566,500	11,975,810
Washington Mutual, Inc.	581,600	24,799,424

		36,775,234

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV (ADR)	456,100	28,246,273

Venture Capital - 0.0%
Napo Pharmaceuticals, Inc.(b)(i)*	279,329	405,972

Total Equity Securities (Cost $1,362,906,857)		1,633,009,153

	Principal
	Amount

Certificates of Deposit - 0.0%
One United Bank, 3.05%, 8/22/07 (b)(k)	$100,000	99,750
ShoreBank, 4.80%, 2/11/08 (b)(k)	100,000	99,610

Total Certificates of Deposit (Cost $200,000)		199,360

High Social Impact Investments - 0.2%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	3,000,000	2,887,710

Total High Social Impact Investments (Cost $3,000,000)		2,887,710

	Principal
	Amount

U.S. Government Agencies and Instrumentalities - 1.1%
Federal Home Loan Bank Discount Notes, 7/2/07	19,000,000	18,997,467

Total U.S. Government Agencies and Instrumentalities (Cost $18,997,467)		18,997,467

TOTAL INVESTMENTS (Cost $1,385,104,324) - 100.0%		1,655,093,690
Other assets and liabilities, net — (0.0%)		(260,580)

NET ASSETS - 100%		$1,654,833,110

*	Non income producing security
Abbreviations:
ADR: American Depositary Receipt

(b)	This security was valued by the Board of Directors. See note A.

(i)	Restricted securities represent 0.2% of the net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$3,000,000
Napo Pharmaceuticals, Inc.	2/21/07	499,999
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 85.0%
Australia - 2.3%
Babcock & Brown Wind Partners	23,446	$38,818
Ceramic Fuel Cells Ltd.*	47,640	40,855
Energy Developments Ltd.	8,261	31,563

		111,236

Austria - 2.3%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG	2,189	112,103

Britain - 8.2%
Clipper Windpower plc*	9,671	162,770
D1 Oils plc*	3,138	16,336
ITM Power plc*	5,843	16,263
Johnson Matthey plc	4,676	158,715
Renewable Power & Light plc*	20,587	46,461

		400,545

Canada - 1.4%
Ballard Power Systems, Inc.*	3,111	16,615
Canadian Hydro Developers, Inc.*	8,623	50,187

		66,802

Chile - 1.6%
Enersis SA (ADR)	3,850	77,193

China - 3.2%
Suntech Power Holdings Co. Ltd. (ADR)*	4,221	153,940

Denmark - 5.0%
Greentech Energy Systems A/S*	1,217	19,456
Vestas Wind Systems A/S*	3,400	224,836

		244,292

France - 3.7%
EDF Energies Nouvelles SA	1,950	127,993
Theolia SA*	1,575	53,936

		181,929

Germany - 13.3%
Conergy AG	814	63,828
Ersol Solar Energy AG*	239	21,681
Nordex AG*	3,350	130,708
Q-Cells AG*	2,171	188,403
REpower Systems AG*	763	126,363
SolarWorld AG	1,814	83,873
Solon AG Fuer Solartechnik*	331	20,867
Verbio AG*	1,749	15,228

		650,951

Italy - 0.4%
Actelios SpA	1,729	21,014

Japan - 2.6%
Kyocera Corp.	1,200	127,774

Norway - 3.6%
Renewable Energy Corp. AS*	4,500	175,549

Spain - 14.5%
Abengoa SA	2,515	103,603
Acciona SA	584	159,724
Gamesa Corp. Tecnologica SA	6,030	220,111
Iberdrola SA	4,036	226,607

		710,045

	Shares	Value

Sweden - 0.4%
Opcon AB*	2,000	19,130

Switerland - 0.9%
Biopetrol Industries AG*	1,908	17,360
BKW FMB Energie AG	274	28,830

		46,190

United States - 21.6%
Active Power, Inc.*	6,890	12,264
American Superconductor Corp.*	3,233	62,429
Aventine Renewable Energy Holdings, Inc.*	1,839	31,208
Covanta Holding Corp.*	3,458	85,240
Evergreen Solar, Inc.*	4,062	37,777
First Solar, Inc.*	1,363	121,702
FPL Group, Inc.	2,717	154,163
FuelCell Energy, Inc.*	4,823	38,198
MEMC Electronic Materials, Inc.*	2,669	163,129
Nova Biosource Fuels, Inc.*	7,425	18,934
Ormat Technologies, Inc.	2,994	112,814
Plug Power, Inc.*	5,801	18,215
PowerFilm, Inc.*	6,103	44,564
Quantum Fuel Systems Technologies Worldwide, Inc.*	8,726	13,613
SunPower Corp.*	2,272	143,250

		1,057,500

Total Equity Securities (Cost $4,037,983)		4,156,193

	Principal
	Amount

U.S. Government Agencies and Instrumentalities - 16.3%
Federal Home Loan Bank Discount Notes, 7/2/07	$800,000	799,893

Total U.S. Government Agencies and Instrumentalities (Cost $799,893)		799,893

TOTAL INVESTMENTS (Cost $4,837,877) - 101.3%		4,956,086
Other assets and liabilities, net — (1.3%)		(63,643)

NET ASSETS - 100%		$4,892,443

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, and Global Alternative Energy. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global Alternative Energy is registered as a non-diversified portfolio. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Large Cap Growth offers Class A, Class B, Class C, and Class I shares. Small Cap Value and Mid Cap Value began operations on October 1, 2004 and each offers Class A, Class C, and Class I shares. Global Alternative Energy offers Class A and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert Global Alternative Energy Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2007, securities valued at $3,493,042 or 0.2% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2007, and net realized capital loss carryforwards as of September 30, 2006 with expiration dates:

				Global
	Large Cap	Small Cap	Mid Cap	Alternative
	Growth	Value	Value	Energy
Federal income tax cost of investments	$1,385,104,324	$48,841,627	$45,885,098	$4,837,877
Unrealized appreciation	292,391,589	8,610,271	7,759,653	162,109
Unrealized depreciation	(22,402,223)	(1,162,563)	(358,173)	(43,900)
Net unrealized appreciation/ (depreciation)	$269,989,366	$7,447,708	$7,401,480	$118,209
CAPITAL LOSS CARRYFORWARDS

	Large Cap	Small Cap
Expiration Date	Growth	Value

30-Sep-11	$2,288,702	—
30-Sep-14	—	$18,476

	$2,288,702	$18,476

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C – SUBSEQUENT EVENT
Effective July 31, 2007, Global Alternative Energy began to offer Class C shares. Class C shares are sold without a front-end sales charge and with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 28, 2007
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 28, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 28, 2007